Item 1. Report to Shareholders

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Short-Intermediate Fund
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Certified Semiannual Report (Unaudited)

Performance Comparison
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This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------
As of 8/31/04

Tax-Free Short-Intermediate Fund   $15,627
Lipper Short-Intermediate Municipal Debt Funds Average   $15,523
Lehman Brothers Municipal Bond 1-5 Year Blend (1-6 Maturity) Index   $16,392
Lehman Brothers 3-Year General Obligation Municipal Bond Index   $16,136

                          Lehman          Lehman
                        Brothers        Brothers          Lipper
                          3-Year       Municipal          Short-
                         General            Bond    Intermediate        Tax-Free
                      Obligation  1-5 Year Blend       Municipal          Short-
                       Municipal  (1-6 Maturity)      Debt Funds    Intermediate
                      Bond Index           Index         Average            Fund




8/31/94                 $ 10,000        $ 10,000        $ 10,000        $ 10,000

8/31/95                   10,683          10,715          10,597          10,588

8/31/96                   11,104          11,126          10,948          10,994

8/31/97                   11,721          11,796          11,574          11,580

8/31/98                   12,396          12,504          12,240          12,229

8/31/99                   12,757          12,852          12,405          12,513

8/31/00                   13,356          13,480          12,896          13,076

8/31/01                   14,419          14,561          13,889          14,096

8/31/02                   15,231          15,404          14,552          14,793

8/31/03                   15,689          15,879          14,928          15,169

8/31/04                   16,136          16,392          15,523          15,627


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 8/31/04                       1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Tax-Free Short-Intermediate Fund             3.02%          4.55%          4.57%

Lehman Brothers 3-Year
General Obligation
Municipal Bond Index                          2.85           4.81           4.90

Lehman Brothers Municipal
Bond 1-5 Year Blend
(1-6 Maturity) Index                          3.24           4.99           5.07

Lipper Short-Intermediate
Municipal Debt
Funds Average                                 3.20           4.46           4.48

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

BENCHMARK CHANGE

We have changed the fund's broad market benchmark from the Lehman Brothers 3-Year GO Municipal Bond Index to the Lehman Brothers Municipal Bond 1-5 Year Blend (1-6 Maturity) Index. We believe the new benchmark, which represents a broader segment of the municipal market than the 3-year index, is more representative of the set of securities we consider for investment.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
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Portfolio Characteristics
--------------------------------------------------------------------------------

                                                   8/31/03              8/31/04
--------------------------------------------------------------------------------


Price Per Share                            $          5.45      $          5.46

30-Day Standardized Yield to Maturity                 1.98%                1.97%

Weighted Average Maturity (years)                      3.8                  3.7

Weighted Average Effective Duration (years)            3.1                  2.9

Note: Yields will vary and are not guaranteed.


Portfolio Diversification
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/03              8/31/04


General Obligation -- State                           14.9%                16.1%

Electric Revenue                                      13.0                 13.7

General Obligation -- Local                           11.8                 13.4

Dedicated Tax Revenue                                 12.0                 12.2

Air and Sea Transportation Revenue                    10.1                  7.7

Lease Revenue                                          3.9                  5.9

Hospital Revenue                                       5.7                  5.7

Prerefunded Bonds                                      5.9                  5.1

Ground Transportation Revenue                          6.2                  4.7

Educational Revenue                                    3.6                  3.6

Escrowed to Maturity                                   2.3                  2.6

Solid Waste Revenue                                    3.1                  2.6

Industrial and Pollution Control Revenue               2.7                  2.3

All Other Sectors                                      3.5                  3.0

Other Assets Less Liabilities                          1.3                  1.4
--------------------------------------------------------------------------------

Total                                                100.0%               100.0%

Quality Diversification
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/03              8/31/04
--------------------------------------------------------------------------------


AAA                                                   49.9%                52.1%

AA                                                    31.9                 30.3

A                                                     10.7                 11.0

BBB                                                    6.7                  5.2

BB and Below                                           0.5                  0.8

Not Rated                                              0.3                  0.6
--------------------------------------------------------------------------------

Total                                                100.0%               100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Tax-Free Short-Intermediate Fund
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                                                                   Expenses Paid
                                 Beginning           Ending       During Period*
                             Account Value     Account Value           3/1/04 to
                                    3/1/04           8/31/04             8/31/04
--------------------------------------------------------------------------------

Actual                          $    1,000      $     998.80           $    2.56

Hypothetical (assumes 5%
return before expenses)         $    1,000      $   1,022.65           $    2.59

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.51%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. Rowe Price Tax-Free Short-Intermediate Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                        6 Months     Year
                           Ended    Ended
                         8/31/04  2/29/04  2/28/03  2/28/02  2/28/01    2/29/00
NET ASSET VALUE

Beginning of period      $  5.54   $ 5.53   $ 5.48   $ 5.38   $ 5.20     $ 5.39

Investment activities

  Net investment
  income (loss)             0.07     0.17     0.19     0.21     0.23       0.21

  Net realized and
  unrealized gain (loss)   (0.08)    0.02     0.07     0.10     0.18     (0.18)

  Total from
  investment activities    (0.01)    0.19     0.26     0.31     0.41       0.03

Distributions

  Net investment income    (0.07)   (0.17)   (0.19)   (0.21)   (0.23)     (0.21)

  Net realized gain           --    (0.01)   (0.02)       --       --     (0.01)

  Total distributions      (0.07)   (0.18)   (0.21)   (0.21)   (0.23)     (0.22)

NET ASSET VALUE

End of period             $ 5.46   $ 5.54   $ 5.53   $ 5.48   $ 5.38     $ 5.20
                          -----------------------------------------------------

Ratios/Supplemental Data

Total return^            (0.12)%    3.43%    4.94%    5.92%    7.97%      0.67%

Ratio of total
expenses to average
net assets               0.51%!    0.51%    0.52%    0.52%    0.53%      0.53%

Ratio of net
investment income
(loss) to average
net assets                2.65%!    3.03%    3.54%    3.92%    4.27%      4.07%

Portfolio turnover rate   29.3%!    41.6%    29.7%    30.0%  40.7%(Ckmk.) 49.7%

Net assets,
end of period
(in thousands)         $586,369  $600,153 $581,009 $471,780 $415,813 $  404,634

      ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(Ckmk.) Excludes the effect of the acquisition of the Virginia Short-Term Bond Funds assets.

      !  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
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Certified Semiannual Report (Unaudited)                          August 31, 2004

Portfolio of Investments (1)                                 $ Par         Value
--------------------------------------------------------------------------------
(Amounts in 000s)

ALABAMA  2.5%

Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
(MBIA Insured)                                              $5,000         5,435

Huntsville Solid Waste Disposal Auth.,
 5.75%, 10/1/05 (MBIA Insured) #                               985         1,027

Jefferson County Sewer

    1.42%, 2/1/42                                            1,000         1,000

    5.50%, 2/1/40 (Prerefunded 2/1/11!) (FGIC Insured)       6,405         7,339

Total Alabama (Cost  $14,228)                                             14,801


ALASKA  0.7%

Alaska HFC, 5.35%, 12/1/07 #                                 1,580         1,609

Alaska Student Loan Corp., 5.50%, 7/1/05
(AMBAC Insured) #                                            2,500         2,580

Total Alaska (Cost  $4,084)                                                4,189


ARIZONA  3.2%

Arizona School Fac. Board, 5.50%, 7/1/13                     1,910         2,157

Arizona Transportation Board, 5.00%, 7/1/10                  3,290         3,652

Maricopa County PCR, Arizona Public Service
1.875%, 5/1/29 (Tender 3/1/05)                               2,500         2,498

Salt River Agricultural Improvement & Power

    5.00%, 1/1/08                                            2,625         2,848

    5.00%, 1/1/09                                            5,000         5,487

    5.75%, 1/1/08                                            2,000         2,218

Total Arizona (Cost  $18,337)                                             18,860


CALIFORNIA  6.8%

California

  Economic Recovery, 5.00%, 7/1/23
  (Tender 7/1/07)                                            4,280         4,624

  GO

    5.00%, 6/1/07                                            1,475         1,584

    5.00%, 2/1/08                                            3,590         3,878

    5.00%, 2/1/09                                            1,600         1,745

    5.75%, 10/1/09                                           1,520         1,720

California Dept. of Water Resources

    5.25%, 5/1/09 (MBIA Insured)                             5,725         6,367

    5.50%, 5/1/10                                            3,000         3,368

    5.50%, 5/1/11                                              675           761

California Public Works Board

  Department Mental Health, 5.00%, 6/1/07                    6,000         6,418

  Dept. of Corrections, 5.00%, 6/1/07                        3,000         3,208

California Statewide CDA, Kaiser Permanente
3.70%, 11/1/29 (Tender 6/1/05)                               2,000         2,030

San Francisco City & County, GO, 5.00%, 6/15/06
(MBIA Insured)                                               1,125         1,193

Santa Clara Valley Transportation Auth.
5.50%, 4/1/36 (Tender 10/2/06) (AMBAC Insured)               3,000         3,227

Total California (Cost  $39,509)                                          40,123


COLORADO  2.2%

Colorado DOT, 5.75%, 6/15/07 (AMBAC Insured)                 4,950         5,448

Denver City & County Airport

    5.75%, 11/15/07 (AMBAC Insured) #                        3,320         3,644

    6.25%, 11/15/05 (MBIA Insured) #                         3,850         4,050

Total Colorado (Cost  $13,056)                                            13,142


CONNECTICUT  1.0%

Connecticut

    5.375%, 10/1/12 (FSA Insured)                            2,500         2,828

  GO, 5.25%, 6/15/09                                         1,800         2,005

Mohegan Tribe Indians, 5.50%, 1/1/06                           870           899

Total Connecticut (Cost  $5,541)                                           5,732


DELAWARE  0.2%

Delaware, GO, 5.25%, 4/1/05                                  1,120         1,145

Total Delaware (Cost  $1,123)                                              1,145

DISTRICT OF COLUMBIA  3.6%

District of Columbia, GO

    5.00%, 6/1/06 (AMBAC Insured)                            5,430         5,728

    5.00%, 6/1/07 (AMBAC Insured)                            5,000         5,386

    5.50%, 6/1/08 (FSA Insured)                              2,235         2,473

Metropolitan Washington D.C. Airports Auth.

    5.50%, 10/1/05 #                                         2,000         2,073

    5.50%, 10/1/07 (FGIC Insured) #                          4,000         4,347

    5.50%, 10/1/12 (FGIC Insured) #                            965         1,068

Total District of Columbia (Cost  $20,794)                                21,075


FLORIDA  10.2%

Broward County Airport Systems

    5.00%, 10/1/05 (FGIC Insured)                            2,630         2,726

    5.00%, 10/1/07 (FGIC Insured)                            1,900         2,057

Broward County Resource Recovery, 5.00%, 12/1/05             4,650         4,832

Broward County School Dist., GO, 5.00%, 2/15/06              2,500         2,619

Collier County, 5.00%, 6/1/09 (AMBAC Insured)                2,000         2,206

Fishhawk Community Dev. Dist., 5.125%, 11/1/09               1,500         1,518

Florida

  Ed. Lottery

    5.25%, 7/1/05 (FGIC Insured)                             1,940         2,001

    5.50%, 7/1/08 (FGIC Insured)                             5,185         5,770

Florida Board of Ed., GO, Public Ed.,
5.00%, 6/1/06                                                1,000         1,056

Florida Dept. of Environmental Protection
5.00%, 7/1/06 (FGIC Insured)                                 3,000         3,176

Florida Dept. of Natural Resources

    5.00%, 7/1/12 (AMBAC Insured)                            4,000         4,327

    6.00%, 7/1/09 (AMBAC Insured)                            5,000         5,736

Florida DOT, Florida Turnpike Revenue
5.25%, 7/1/08 (FSA Insured)                                  3,000         3,311

Hillsborough County Aviation Auth.
5.50%, 10/1/09 (MBIA Insured) #                              1,985         2,203

Jacksonville Electric Auth., Johns River
Power Park 5.00%, 10/1/09 (AMBAC Insured)                    8,000         8,844

Kissimmee Utility Auth., 5.25%,
10/1/09 (FSA Insured)                                          870           972

Miami-Dade County Aviation, 5.75%, 10/1/05
(FSA Insured) #                                              5,000         5,211

Volusia County School Dist., 5.00%,
8/1/06 (FGIC Insured)                                        1,400         1,485

Total Florida (Cost  $59,176)                                             60,050


GEORGIA  0.4%

Atlanta Airport Fac., 6.50%, 1/1/06
(AMBAC Insured)                                                500           531

Georgia, GO, 7.20%, 3/1/05                                   2,000         2,057

Total Georgia (Cost  $2,585)                                               2,588


HAWAII  1.2%

Hawaii, GO, 5.25%, 9/1/09 (FSA Insured)                      3,400         3,792

Honolulu, 5.60%, 4/1/07 (Escrowed to Maturity)               2,995         3,265

Total Hawaii (Cost  $7,028)                                                7,057


ILLINOIS  4.2%

Chicago, GO, Neighborhoods Alive, 5.00%, 1/1/09
(MBIA Insured)                                               1,350         1,477

Granite City-Madison County, Waste Management
5.00%, 5/1/27 (Tender 5/1/05) #                              3,750         3,809

Illinois

    5.00%, 6/15/07                                           3,500         3,776

    5.25%, 4/1/06                                            3,000         3,164

  GO

    5.50%, 8/1/16 (MBIA Insured)                             1,650         1,858

    5.50%, 6/15/05                                           4,195         4,327

Illinois HFA

  Central Dupage Health, 1.40%, 11/1/38                      4,200         4,200

  Northwest Community Healthcare
  VRDN (Currently 1.35%)                                       400           400

Southwestern Dev. Auth.

  Anderson Hosp.
    5.25%, 8/15/05                                             485           496

    5.25%, 8/15/06                                             510           531

    5.50%, 8/15/07                                             535           565

Total Illinois (Cost  $24,336)                                            24,603


KANSAS  1.7%

Kansas DOT

    5.40%, 3/1/08                                            1,835         2,021

    5.40%, 3/1/08 (Escrowed to Maturity)                     3,015         3,321

    5.50%, 9/1/08                                            3,205         3,576

    5.50%, 9/1/08 (Escrowed to Maturity)                       795           887

Total Kansas (Cost  $9,554)                                                9,805


KENTUCKY  0.6%

Kenton County Airport

    5.00%, 3/1/08 (MBIA Insured) #                           1,785         1,913

    5.00%, 3/1/09 (MBIA Insured) #                           1,250         1,347

Total Kentucky (Cost  $3,241)                                              3,260


LOUISIANA  2.0%

Louisiana, GO

    5.50%, 4/15/05 (AMBAC Insured)                           3,000         3,076

    5.50%, 4/15/07 (AMBAC Insured)                           7,000         7,625

West Feliciana Parish, PCR, Entergy
5.65%, 9/1/28 (Tender 9/1/04)                                1,225         1,225

Total Louisiana (Cost  $11,519)                                           11,926


MARYLAND  7.4%

Anne Arundel County, GO, 5.00%, 3/1/12                       4,750         5,306

Maryland, GO

    State & Local Fac., 5.00%, 7/15/06                       1,500         1,592

    State & Local Fac., 5.25%, 7/15/06                       8,000         8,524

Maryland DOT

    5.50%, 9/1/06                                            1,265         1,359

    5.50%, 2/1/09                                            7,370         8,270

Maryland Economic Dev. Corp., Maryland
Aviation Admin. 5.00%, 6/1/09 (FSA Insured) #                3,250         3,535

Northeast Maryland Waste Disposal Auth., Waste
Management, 5.50%, 4/1/11 (AMBAC Insured) #                  6,000         6,654

Northeast Maryland Waste Disposal Auth., IDRB,
Waste Management, Resco Retrofit, 4.75%, 1/1/12 #            1,000         1,014

Prince Georges County, GO, Consolidated Public
Improvement, 5.00%, 10/1/07                                  1,500         1,630

Univ. of Maryland, Auxiliary Fac. & Tuition,
5.00%, 4/1/06                                                5,000         5,261

Total Maryland (Cost  $42,014)                                            43,145


MASSACHUSETTS  3.1%

Massachusetts

    5.25%, 1/1/13 (Prerefunded 1/1/06!) (MBIA Insured)       3,290         3,478

    5.75%, 6/1/20 (Prerefunded 6/1/10!)                      2,545         2,925

  GO, 5.00%, 8/1/07                                          3,150         3,408

Massachusetts Municipal Wholesale Electric
5.00%, 7/1/07 (MBIA Insured)                                 7,995         8,625

Total Massachusetts (Cost  $18,431)                                       18,436


MICHIGAN  2.9%

Detroit Water Supply System, VRDN
(Currently 1.32%) (FGIC Insured)                             1,300         1,300

Michigan, Comprehensive Transportation Fund
5.25%, 5/15/07 (FSA Insured)                                 1,240         1,345

Michigan Building Auth., 5.00%,
10/15/06 (MBIA Insured)                                      1,000         1,066

Michigan Higher Ed. Student Loan Auth.
1.47%, 9/1/20 (AMBAC Insured) #                              3,000         3,000

Michigan Municipal Bond Auth., Clean Water
5.50%, 10/1/04                                               1,310         1,315

Michigan Public Power Agency, Belle River
5.25%, 1/1/08 (MBIA Insured)                                 5,130         5,602

Wayne County Charter Airport, 5.25%, 12/1/11
(MBIA Insured) #                                             3,000         3,263

Total Michigan (Cost  $16,776)                                            16,891


MINNESOTA  1.6%

Minneapolis-St. Paul Metropolitan Airport Commission

    5.50%, 1/1/10 (FGIC Insured) #                           3,305         3,646

  Northwest Airlines, 6.50%, 4/1/25 (Tender 4/1/05) #        1,000           953

Minnesota, GO

    5.25%, 8/1/09                                            2,575         2,880

    5.75%, 8/1/05                                            2,000         2,078

Total Minnesota (Cost  $9,343)                                             9,557


MISSISSIPPI  0.2%

Jackson County Port Fac., Chevron,
VRDN (Currently 1.35%)                                       1,350         1,350

Total Mississippi (Cost  $1,350)                                           1,350


MISSOURI  0.1%

Missouri Highway & Transportation Commission
5.00%, 2/1/08                                                  500           544

Total Missouri (Cost  $542)                                                  544


NEBRASKA  0.8%

Omaha Public Power Dist., 5.40%, 2/1/06                        800           842

Univ. of Nebraska Fac. Corp., 5.25%, 7/15/06                 3,720         3,955

Total Nebraska (Cost  $4,571)                                              4,797


NEVADA  1.2%

Clark County Airport

    5.00%, 7/1/06 (AMBAC Insured) #                            200           211

    5.00%, 7/1/07 (AMBAC Insured) #                          1,200         1,282

Clark County, IDRB, PCR, Southwest Gas Corp.
5.80%, 3/1/38 (Tender 3/1/13) #                              2,300         2,462

Reno, GO, Capital Improvement, 5.00%, 4/1/05
(FGIC Insured)                                               2,825         2,883

Total Nevada (Cost  $6,665)                                                6,838


NEW JERSEY  2.7%

New Jersey, GO, 5.25%, 3/1/08                                1,040         1,138

New Jersey Transit Corp.

    5.50%, 2/1/06 (AMBAC Insured)                            5,000         5,262

  COP, 5.00%, 9/15/04 (AMBAC Insured)                        2,025         2,028

New Jersey Transportation Trust Fund Auth.

    5.75%, 6/15/11 (Escrowed to Maturity)                    2,350         2,724

    6.00%, 6/15/07 (Escrowed to Maturity)                    4,000         4,427

Total New Jersey (Cost  $14,817)                                          15,579


NEW MEXICO  1.2%

Bernalillo County, 5.75%, 4/1/26
(Prerefunded 4/1/06!)                                        5,000         5,316

New Mexico Ed. Assistance Foundation, 5.50%,
11/1/10 #                                                    1,750         1,811

Total New Mexico (Cost  $6,733)                                            7,127


NEW YORK  8.5%

Long Island Power Auth., Solid Waste Disposal
5.00%, 12/1/06                                               4,000         4,244

Metropolitan Transportation Auth.
5.375%, 7/1/27 (Tender 7/1/09)                               5,000         5,629

New York City, GO

    5.00%, 8/1/06                                            4,000         4,226

    5.00%, 8/1/07                                            5,000         5,378

    5.25%, 8/1/10                                            4,245         4,696

    5.25%, 8/1/11                                            1,200         1,327

New York City Transitional Fin. Auth.,
5.00%, 2/1/10                                                4,850         5,344

New York State Thruway Auth., Highway & Bridge
5.25%, 4/1/10 (MBIA Insured)                                 5,000         5,603

New York State Urban Dev. Corp.,
Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)                                5,000         5,454

Tobacco Settlement Fin. Corp.

    5.00%, 6/1/06                                            5,210         5,465

    5.25%, 6/1/13                                            2,500         2,687

Total New York (Cost  $49,349)                                            50,053


NORTH CAROLINA  0.5%

North Carolina Eastern Municipal Power Agency
7.00%, 1/1/08                                                2,380         2,684

Total North Carolina (Cost  $2,570)                                        2,684


OHIO  3.5%

Cuyahoga County, GO, 5.50%, 11/15/05                         1,400         1,466

Franklin County Hosp., Trinity Health Corp.
VRDN (Currently 1.36%)                                       3,400         3,400

Ohio

    5.00%, 6/15/07                                           3,485         3,763

  GO, 5.25%, 5/1/05                                          2,495         2,558

Ohio Air Quality Dev. Auth., PCR, FirstEnergy
5.80%, 6/1/16 (Tender 12/1/04)                               2,000         2,016

Ohio Turnpike Commission, 5.50%, 2/15/26
(Prerefunded 2/15/06!) (MBIA Insured)                        4,650         4,996

Steubenville Hosp. Fac.

  Trinity Health

    5.50%, 10/1/04                                             585           587

    5.55%, 10/1/05                                             630           653

    5.60%, 10/1/06                                             730           776

Total Ohio (Cost  $19,984)                                                20,215


OKLAHOMA  0.5%

Oklahoma Capital Improvement Auth., State Highway
Improvement, 5.00%, 6/1/10 (MBIA Insured)                    1,060         1,178

Oklahoma Transportation Auth., 5.25%, 1/1/07
(AMBAC Insured)                                              1,780         1,915

Total Oklahoma (Cost  $3,038)                                              3,093

PENNSYLVANIA  3.2%

Montgomery County IDA, PCR, Peco Energy
5.20%, 10/1/30 (Tender 10/1/04)                              2,000         2,005

Pennsylvania, GO

    5.00%, 9/15/06                                           6,000         6,387

    5.00%, 2/1/07                                            5,250         5,628

    6.00%, 7/1/09                                            4,375         5,021

Total Pennsylvania (Cost  $18,454)                                        19,041


PUERTO RICO  2.9%

Puerto Rico Commonwealth, GO, 5.00%, 7/1/28
(MBIA Insured)                                               8,000         8,708

Puerto Rico Electric Power Auth., 5.00%, 7/1/06              2,870         3,031

Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
(MBIA Insured) (Tender 2/1/12)                               4,900         5,447

Total Puerto Rico (Cost  $16,922)                                         17,186


SOUTH CAROLINA  1.7%

South Carolina, GO, 5.00%, 7/1/10                            3,525         3,929

South Carolina Public Service Auth.

    5.00%, 1/1/09 (FSA Insured)                              4,000         4,388

    6.50%, 1/1/06 (FGIC Insured)                             1,800         1,914

Total South Carolina (Cost  $10,087)                                      10,231


SOUTH DAKOTA  0.6%

South Dakota HEFA, Sioux Valley Hosp.
4.85%, 11/1/19 (Tender 5/1/06)                               3,110         3,245

Total South Dakota (Cost  $3,264)                                          3,245


TEXAS  9.6%

Brazos River Auth., PCR, TXU Energy
5.75%, 5/1/36 (Tender 11/1/11) #                             3,165         3,265

Brazos River Harbor Navigation Dist.,
IDRB, Dow Chemical 4.95%,
5/15/33 (Tender 5/15/07) #                                   1,500         1,559

Dallas, GO, 4.00%, 2/15/06                                   4,850         5,011

Dallas-Fort Worth International Airport Fac.,
5.625%, 11/1/12 (FGIC Insured) #                             5,000         5,526

Fort Worth, GO

    5.00%, 3/1/05                                            1,000         1,018

    5.00%, 3/1/06                                            1,000         1,049

Gulf Coast Waste Disposal Auth., Waste Management
3.20%, 4/1/12 #                                              3,300         3,312

Harris County Health Fac. Dev. Corp.

  St. Lukes Episcopal Hosp.

    5.50%, 2/15/11                                           2,140         2,379

    5.50%, 2/15/12                                           2,000         2,216

Houston, GO, Public Improvement, 5.25%, 3/1/05               6,750         6,879

Lower Colorado River Auth., 6.00%,
5/15/07 (FSA Insured)                                        5,000         5,515

San Antonio

    5.00%, 8/1/10 (Escrowed to Maturity)                       105           117

  GO, 5.00%, 8/1/10                                          5,745         6,357

San Antonio Electric & Gas, 5.00%, 2/1/07                    1,535         1,644

Texas, GO, 3.00%, 8/31/05                                    6,000         6,084

Texas State Univ., 4.00%, 3/15/06 (FSA Insured)              2,790         2,886

Tomball Hosp. Auth., 5.50%, 7/1/05                           1,300         1,326

Total Texas (Cost  $54,573)                                               56,143


VIRGINIA  3.6%

Arlington County IDA

  Virginia Hosp. Center

    5.50%, 7/1/09                                            3,200         3,564

    5.50%, 7/1/12                                            3,760         4,192

Charles County IDA, IDRB

  Waste Management

    4.875%, 2/1/09 #                                           750           780

    6.25%, 4/1/27 (Tender 4/1/12) #                            750           829

Fairfax County, GO, 5.50%, 12/1/05                           2,100         2,204

Virginia  Public School Auth., GO, 5.25%, 8/1/05             1,500         1,552

Virginia Beach, GO, Public Improvement,
5.25%, 3/1/09                                                1,870         2,080

Virginia Port Auth., 5.50%, 7/1/07  #                        4,500         4,903

Virginia Transportation Board, U.S. Route
58 Corridor 5.00%, 5/15/05                                   1,000         1,025

Total Virginia (Cost  $20,218)                                            21,129


WASHINGTON  0.9%

King County, GO, 5.25%, 12/1/07                              3,195         3,499

Washington, GO, 5.00%, 12/1/06 (MBIA Insured)                1,500         1,602

Total Washington (Cost  $4,848)                                            5,101


WEST VIRGINIA  0.4%

West Virginia Hosp. Fin. Auth.

  Charleston Medical Center

    5.90%, 9/1/06                                              225           241

    5.90%, 9/1/06 (Escrowed to Maturity)                       930         1,001

    6.50%, 9/1/05                                              160           167

    6.50%, 9/1/05 (Escrowed to Maturity)                       655           686

Total West Virginia (Cost  $1,972)                                         2,095


WISCONSIN  1.0%

Milwaukee Metropolitan Sewage Dist.,
GO, 6.25%, 10/1/05                                           3,000         3,152

Wisconsin HEFA

  Froedert & Community Health Obligation

    5.50%, 10/1/07                                           1,000         1,081

    5.50%, 10/1/08                                           1,250         1,365

Total Wisconsin (Cost  $5,373)                                             5,598

Total Investments in Securities

98.6% of Net Assets (Cost  $566,005)                                    $578,434
                                                                        --------


    (1)  Denominated in U.S. dollars unless otherwise noted

      #  Interest subject to alternative minimum tax

      !  Used in determining portfolio maturity

  AMBAC  AMBAC Assurance Corp.

    CDA  Community Development Administration

    DOT  Department of Transportation

   FGIC  Financial Guaranty Insurance Company

    FSA  Financial Security Assurance Inc.

     GO  General Obligation

   HEFA  Health & Educational Facility Authority

    HFA  Health Facility Authority

    HFC  Housing Finance Corp.

    IDA  Industrial Development Authority/Agency

   IDRB  Industrial Development Revenue Bond

   MBIA  MBIA Insurance Corp.

    PCR  Pollution Control Revenue

   VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $566,005)                     $578,434

Other assets                                                               8,926

Total assets                                                             587,360

Liabilities

Total liabilities                                                            991

NET ASSETS                                                              $586,369
                                                                        --------

Net Assets Consist of:

Undistributed net investment income (loss)                              $    126

Undistributed net realized gain (loss)                                   (1,347)

Net unrealized gain (loss)                                                12,429

Paid-in-capital applicable to 107,457,308
of $0.01 par value capital stock
outstanding;1,000,000 shares authorized                                  575,161

NET ASSETS                                                              $586,369
                                                                        --------

NET ASSET VALUE PER SHARE                                               $   5.46
                                                                        --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                        6 Months
                                                                           Ended
                                                                         8/31/04

Investment Income (Loss)

Interest Income                                                          $ 9,349

Expenses

  Investment management                                                    1,230

  Shareholder servicing                                                      149

  Custody and accounting                                                      67

  Registration                                                                26

  Prospectus and shareholder reports                                          18

  Legal and audit                                                              7

  Directors                                                                    3

  Miscellaneous                                                                3

  Total expenses                                                           1,503

Net investment income (loss)                                               7,846

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                (88)

  Futures                                                                  (293)

  Net realized gain (loss)                                                 (381)

Change in net unrealized gain (loss)

  Securities                                                             (9,437)

  Futures                                                                    202

  Change in net unrealized gain (loss)                                   (9,235)

Net realized and unrealized gain (loss)                                  (9,616)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                  $(1,770)
                                                                        -------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund

--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                         6 Months           Year
                                                            Ended          Ended
                                                          8/31/04        2/29/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                           $  7,846      $  17,857

  Net realized gain (loss)                                  (381)            989

  Change in net unrealized gain (loss)                    (9,235)            627

  Increase (decrease) in net assets
  from operations                                         (1,770)         19,473

Distributions to shareholders

  Net investment income                                   (7,832)       (17,829)

  Net realized gain                                            --        (1,058)

  Decrease in net assets from distributions               (7,832)       (18,887)

Capital share transactions *

  Shares sold                                              88,611        207,970

  Distributions reinvested                                  6,078         14,765

  Shares redeemed                                        (98,871)      (204,177)

  Increase (decrease) in net assets from capital
  share transactions                                      (4,182)         18,558

Net Assets

Increase (decrease) during period                        (13,784)         19,144

Beginning of period                                       600,153        581,009

End of period                                            $586,369      $ 600,153
                                                         --------      ---------

(Including undistributed net investment income of $126 at 8/31/04 and $112 at 2/29/04)

*Share information

  Shares sold                                              16,271         37,757

  Distributions reinvested                                  1,120          2,685

  Shares redeemed                                        (18,223)       (37,146)

  Increase (decrease) in shares outstanding                 (832)          3,296



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $87,652,000 and $82,647,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $565,907,000. Net unrealized gain aggregated $12,527,000 at period-end, of which $12,910,000 related to appreciated investments and $383,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $205,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $100,000 for T. Rowe Price Services, Inc. At period-end, a total of $22,000 of these expenses was payable.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004